Significant accounting policies - Taxes (Details)		12 Months Ended			24 Months Ended
	Jan. 01, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Significant accounting policies
Expected tax rate for calculation of deferred tax	20.60%	21.40%	22.00%	22.00%	21.40%